Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

2025 Reverse Stock Split

On August 1, 2025, the Company filed a Second Certificate of Amendment to its Second Amended and Restated Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware to effect a 1-for-12 reverse stock split of the shares of the Company’s common stock, par value $0.0001 per share (“Common Stock”), effective on August 4, 2025 (the “2025 Reverse Stock Split”). As a result of the 2025 Reverse Stock Split, every twelve shares of issued and outstanding Common Stock were automatically combined into one issued and outstanding share of Common Stock, without any change in the par value per share. No fractional shares were issued as a result of the 2025 Reverse Stock Split, and any fractional shares that would otherwise have resulted from the 2025 Reverse Stock Split were rounded up to the next whole number. The number of authorized shares of Common Stock under the Company’s Second Amended and Restated Certificate of Incorporation, as amended, remained unchanged. Trading of the Company’s shares of Common Stock on the NYSE American, LLC commenced on a split-adjusted basis on August 5, 2025.

All references to share and per share amounts for all periods presented in the unaudited condensed consolidated financial statements have been retrospectively restated to reflect this 2025 Reverse Stock Split.

Material Definitive Agreement

On July 9, 2025, Calidi entered into an inducement offer letter agreement (the “Inducement Letter”) with 7 holders of the Company’s existing Series A warrants (“Series A Warrants”), Series B-1 warrants (“Series B-1 Warrants”), Series C-1warrants (“Series C-1 Warrants”), Series D warrants, (“Series D Warrants”), Series E warrants (“Series E Warrants”), and Series F warrants (“Series F Warrants” and together with the Series A Warrants, Series B-1 Warrants, Series C-1 Warrants, Series D Warrants, and Series E Warrants, the “Existing Warrants”), which each of the Series A Warrants, the Series B-1 Warrants and the Series C-1 Warrants were issued pursuant to that certain Securities Purchase Agreement, dated April 16, 2024, the Series D Warrants were issued pursuant to that certain Letter Agreement dated May 31, 2024, and the Series E Warrants and Series F Warrants were issued pursuant to that certain Securities Purchase Agreement dated October 23, 2024. Pursuant to the Inducement Letter, such warrant holders immediately exercised some or all of their respective outstanding Series A Warrants, Series B-1 Warrants, Series C-1 Warrants, Series D Warrants, Series E Warrants, and Series F Warrants to purchase up to an aggregate of 549,596 shares of common stock, at a reduced exercise price of $8.40. The gross proceeds to the Company from the exercise of the Existing Warrants were $4.6 million, prior to deducting placement agent fees and estimated offering expenses.

In consideration for the immediate exercise of some or all of the Existing Warrants for cash, the Company agreed to issue unregistered new Series H common stock purchase warrants (“New Series H Warrants”) to purchase up to 549,587 shares of common stock. The New Series H Warrants have an exercise price of $8.40 per share, will be initially exercisable on the 6 month anniversary of the issuance date and will have a term of 5.5 years from the issuance date.

The shares of the Company’s common stock underlying the Series A Warrants, Series B-1 Warrants, and the Series C-1 Warrants have been registered pursuant to an existing registration statement on Form S-1, as amended (File No.: 333-276741) declared effective by the Securities and Exchange Commission (the “SEC”) on April 15, 2024. The shares of the Company’s common stock underlying the Series D Warrants, Series E Warrants and Series F Warrants have been registered pursuant to an existing registration statement on Form S-1, as amended (File No.: 333-283741) declared effective by the SEC on December 27, 2024. The shares of our common stock underlying the New Series H Warrants have been registered pursuant to a registration statement on Form S-1 (File No.: 333-288529) declared effective on July 11, 2025.

2023 Plan

On July 9, 2025, the Company’s stockholders approved an amendment to the 2023 Plan to increase the aggregate number of shares of common stock authorized for grant under the 2023 Plan from 32,815 to 282,815.

Executive Position Elimination

On July 24, 2025, the Compensation Committee of the Company approved the elimination of the position of President, Medical and Scientific Affairs (the “Position”), held by Dr. Boris Minev (the “Executive”). As a result, the Executive ceased to serve as an executive officer and a Section 16 officer of the Company, effective July 29, 2025. The Company expects to enter into a Separation and General Release of Claims Agreement with Dr. Minev, and, to the extent any such agreement is entered into, the Company will file a Current Report on Form 8-K disclosing the material terms of such arrangement. The Position has been eliminated as part of the Company’s ongoing review of its organizational structure and cost optimization efforts and not as a result of any disagreement between Dr. Minev and the Company or its board of directors or any matter relating to the Company’s operations, policies, or practices. Dr. Guy Travis Clifton, the Company’s Chief Medical Officer, Consultant and Advisor, will assume Dr. Minev’s responsibilities.

12. Subsequent Events

Confidentially Marketed Public Offering (CMPO)

On January 9, 2025, the Company entered into a Placement Agency Agreement with Ladenburg Thalmann & Co. Inc. (the “Placement Agent”), pursuant to which the Company agreed to issue and sell in a public offering 416,667 shares of the Company’s common stock (the “Shares”), par value $0.0001 per share, at a purchase price of $10.20 per Share. The closing of the offering took place on January 10, 2025. The gross proceeds from the offering were $4.3 million, before deducting placement agent fees and other offering expenses payable by the Company.

The common stock shares were offered by the Company pursuant to a shelf registration statement on Form S-3, which was declared effective by the Securities Exchange Commission on October 10, 2024.

Termination of Standby Equity Purchase Agreement

On January 23, 2025, the Company delivered to YA II PN, LTD. (“Yorkville”), a Notice of Termination of the Standby Equity Purchase Agreement (“SEPA”), as required under Section 10.01(b) of the SEPA, which notifies Yorkville of the Company’s election to terminate the SEPA, dated as of December 10, 2023, by and between the Company and Yorkville. Termination of the SEPA became effective as of January 23, 2025, as mutually agreed by the Company and Yorkville.

At the time of the termination, there were no outstanding borrowings, advance notices or shares of common stock to be issued under the SEPA.

Settlement of 2024 Bridge Loan

On January 21, 2025, the total outstanding principal and accrued interest of the 2024 Bridge Loan of $0.2 million was settled in cash. As of that date, the bridge loan was no longer outstanding.

Settlement of Term Notes

On January 3, 2025, $0.5 million outstanding principal and accrued interest of the 2023 Term Notes, $0.4 million outstanding principal and accrued interest of the 2022 Term Notes, and $0.7 million outstanding principal and accrued interest of the 2021 Term Notes was settled in cash. Out of the total amount settled, $1.4 million was paid to related parties.

Settlement of Deferred Compensation

On January 3, 2025, $0.6 million of deferred compensation and accrued interest which were due to Director A was settled in cash.

Increase in Maximum Aggregate Offering Amount under the At The Market Offering Agreement

On February 4, 2025, the Company increased the maximum aggregate offering amount of the shares of the Company’s common stock, par value $0.0001 per share issuable under the At The Market Offering Agreement (the “Sales Agreement”) with Ladenburg Thalmann & Co. Inc., dated October 11, 2024, from $5.1 million to $11.2 million and filed a prospectus supplement (the “Current Prospectus Supplement”) under the Sales Agreement for an aggregate of $6.1 million. Prior to February 4, 2025, the Company sold shares of common stock having an aggregate sales price of approximately $5.0 million under the Sales Agreement, including $3.2 million in 2024. Subsequent to December 31, 2024, the Company sold 223,583 shares of common stock for gross proceeds of approximately $2.9 million under the Sales Agreement.

Registered Direct and Concurrent Private Placement

On March 28, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a single institutional investor (the “Purchaser”), pursuant to which the Company issued to the Purchaser, (i) in a registered offering, 277,084 shares of the Company’s Common Stock, at a purchase price of $7.80 per share, and at the election of the investor, in lieu of the common stock, pre-funded warrants to purchase up to 227,334 shares of Common Stock at a price of $7.788 per pre-funded warrant, which represents the per share offering price for the common stock less the $0.01 per share exercise price for each such pre-funded warrant, and (ii) in a concurrent private placement, Series G common stock purchase warrants to purchase up to 504,417 shares of Common Stock (the “Series G Common Warrants”). Such registered direct offering and concurrent private placement are referred to herein as the “Transactions.” Ladenburg Thalmann & Co. Inc. (“Ladenburg”) acted as the placement agent.

The Series G common warrants have an exercise price of $8.3448 per share, will be exercisable six months following the date of issuance, and will have a term of seven and one-half years from the date of exercisability. The securities issued in these Transactions do not contain any variable or priced based resets.

The closing of the Transactions took place on March 31, 2025. The gross proceeds from the Transactions were approximately $3.9 million before deducting placement agent fees and other offering expenses payable by the Company.